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As filed with the Securities and Exchange Commission on November 26, 2008

File No. 333-146508
File No. 811-8537

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 19	☒

Variable Annuity Account A
of Protective Life
(Exact Name of Registrant)

Protective Life and Annuity Insurance Company
(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor's Principal Executive Offices)

(205) 268-1000
(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire
Protective Life and Annuity Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223
(Name and Address of Agent for Services)

Copy to:
STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On December 1, 2008 pursuant to paragraph (b) of Rule 485
☐	80 days after filing pursuant to paragraph (a) of Rule 485
☐	On May 1, 2008 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

 PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

 Supplement Dated December 1, 2008
to
Prospectus Dated May 1, 2008

For
Protective Rewards II NY Variable Annuity Contracts
Issued On or After December 1, 2008

Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

        This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. The changes outlined in this Supplement are only applicable for Contracts issued on or after December 1, 2008. These changes affect:

    •
    The standard death benefit;

    •
    The Asset Allocation Models; and

    •
    The investment Allocation Guidelines and Restrictions for the SecurePay guaranteed lifetime withdrawal benefit rider.

Changes in Death Benefits

        Change in Standard Death Benefit.    For Contracts issued on or after December 1, 2008, we no longer offer the Contract Value Death Benefit option. Please disregard all references in the Prospectus to the Contract Value Death Benefit.

        Your standard death benefit option is the Return of Purchase Payments Death Benefit, included with your Contract at no additional charge. When you apply for your Contract, you also have the option to select the Maximum Anniversary Value death benefit for an additional charge, but only if the oldest Owner is younger than 76 on the Effective Date of the Contract. Information regarding the Return of Purchase Payments Death Benefit and the Maximum Anniversary Value Death Benefit is provided on Pages 40 and 41 of the Prospectus.

         Death Benefit Fees.    For Contracts issued on or after December 1, 2008, we will not assess a death benefit fee for the Return of Purchase Payments Death Benefit. Please disregard all references in the Prospectus to the Return of Purchase Payments Death Benefit death benefit fee.

        In addition, the CoverPay Fee for the Optional Maximum Anniversary Value Death Benefit is lowered from 0.30% to 0.20% of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day. The ValuPay Fee for the Maximum Anniversary Value Death Benefit is unchanged.

         Mortality and Expense Risk Charge.    For Contracts issued on or after December 1, 2008, we will increase the mortality and expense risk charge from 0.95% to 1.05% of the average Variable Account value.

        The following table replaces the Periodic Charges table on page 6 of the Prospectus.

PERIODIC CHARGES
(other than Fund expenses)

Annual Contract Maintenance Fee	30(1)
Variable Account Annual Expenses (as a percentage of average Variable Account value)
Mortality and Expense Risk Charge		1.05%
Administration Charge		0.10%

Total Variable Account Annual Expenses (without death benefit fee)		1.15%

Monthly Maximum Anniversary Value Death Benefit Fee(2)
CoverPay Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Day, beginning on the 1st Monthly Anniversary Day)
0.20%
—or—

ValuPay Fee(3) (annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day)
Maximum: (age 95 or more)	$227.28 ($18.94 per month)
Fee at age 56	$6.00 ($0.50 per month)
Minimum: (age 50 or less)	$3.00 ($0.25 per month)

  Monthly Optional SecurePay Fee(4) (as an annualized percentage of the Benefit Base(5) on each Monthly Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current
SecurePay rider
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.50%
Purchase of SecurePay rider under RightTimeSM option	0.95%	0.60%
SecurePay rider with SecurePay R72 Benefit
Purchase of SecurePay rider at time of Contract Purchase	1.40%	0.70%
Purchase of SecurePay rider under RightTimeSM option	1.60%	0.80%
SecurePay rider with SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.30%	0.65%
Purchase of SecurePay rider under RightTimeSM option	1.50%	0.75%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB
Purchase of SecurePay rider at time of Contract Purchase	1.70%	0.85%
Purchase of SecurePay rider under RightTimeSM option	1.90%	0.95%
  (1)
  We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See "Charges and Deductions.")
  (2)
  There are two death benefits available under the Contract: (1) the Return of Purchase Payments Death Benefit; and (2) the Maximum Anniversary Value Death Benefit. For more information on these death benefit values and how they are calculated, please see the "DEATH BENEFIT" section of this prospectus. We assess a fee for the Maximum Anniversary Value Death Benefit. When you purchase your Contract, you elect either the CoverPay Fee or the ValuPay Fee if you purchase the Maximum Anniversary Value Death Benefit. There is no death benefit fee for the Return of Purchase Payments Death Benefit. (See "Charges and Deductions, Death Benefit Fee.").
  (3)
  The ValuPay fee is based on the Net Amount at Risk and the oldest Owner's age. If the Net Amount at Risk remains the same, the ValuPay fee will increase over time as the age of the oldest Owner increases. (See "Charges and Deductions, ValuPay Fee.")
  (4)
  If we increase the SecurePay Fee, we will give you at least 30 days' notice prior to the increase. You may elect not to pay the increase in your SecurePay Fee and your SecurePay rider will not terminate, but your current Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries. You will continue to be assessed your current SecurePay Fee. If you have purchased the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base if you elect not to pay the increase in your SecurePay Fee. If you have purchased the SecurePay GMAB and you elect not to pay the increase in your SecurePay Fee, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values, additional "step-ups" of the GMAB Guaranteed Amounts and/or repurchase the SecurePay GMAB following its termination. See "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") with RightTimeSM Option" in this prospectus.
  (5)
  The Benefit Base is a value used to calculate the Annual Withdrawal Amounts, and the fees charged, under the SecurePay rider. On the Rider Effective Date, your initial Benefit Base is equal to your Contract Value. For more information on the SecurePay Benefit, the Benefit Base and how it is calculated, please see "GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("SecurePay") with RightTimeSM option" in this prospectus.

         Example of Charges.    The following section replaces the "Example of Charges" section on pages 7 and 8 of the Prospectus:

Example of Charges

        The following example is intended to help you compare the cost of investing in this Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges, the death benefit fee (assuming you elected the Maximum Anniversary Value Death Benefit with the CoverPay Fee), at both maximum and minimum total Annual Fund Operating Expenses, depending on whether and when you purchased the SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB. Please note that while election of the Maximum Anniversary Value Death Benefit with the CoverPay Fee is assumed in the following example, under certain circumstances, the ValuPay fee for the Maximum Anniversary Value Death Benefit may be more expensive, depending on the oldest Owner's age and the Net Amount at Risk. The example assumes a persistency reward of 0.25% of Contract Value that we add to the Contract Value on each Contract Anniversary beginning with the eighth Contract Anniversary and continuing until the Annuity Commencement Date. The example assumes that all Contract Value is allocated to the Variable Account. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

        The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)
If you surrender the Contract at the end of the applicable time period:

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected under RightTimeSM option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,051	1,828	2,548	4,621
Minimum Fund Expenses	918	1,431	1,884	3,296

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected at time of purchase of the Contract (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,042	1,799	2,496	4,501
Minimum Fund Expenses	908	1,399	1,826	3,157

        With no SecurePay rider selected:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	963	1,552	2,060	3,489
Minimum Fund Expenses	829	1,147	1,374	2,070
(2)
If you annuitize* or remain invested in the Contract at the end of the applicable time period:

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected under RightTimeSM option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	416	1,277	2,177	4,621
Minimum Fund Expenses	273	853	1,479	3,285

        With SecurePay rider with the SecurePay R72 Benefit and the SecurePay GMAB selected at time of purchase of the Contract (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	406	1,246	2,123	4,501
Minimum Fund Expenses	263	821	1,424	3,157

        With no SecurePay rider selected:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	323	984	1,668	3,489
Minimum Fund Expenses	179	554	953	2,070
    *
    If you annuitize your Contract within 3 years after we accept a Purchase Payment, we will impose certain conditions and your Annuity Value will not be eligible for the PayStream Plus Annuitization Benefit. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date." Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

        Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

         Example of Death Benefit Fees.    The following Maximum Anniversary Value Death Benefit death benefit fee examples replace the death benefit fee examples on Pages 71 and 72 of the Prospectus.

EXAMPLE 1

Contract Value:	$100,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$10,000

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 56	$18.36	$5.01
Owner's age 76	$18.36	$38.30

EXAMPLE 2

Contract Value:	$85,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$25,000

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 56	$18.36	$12.53
Owner's age 76	$18.36	$95.74

EXAMPLE 3

Contract Value:	$110,000
Maximum Anniversary Value Death Benefit value:	$110,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 56	$18.36	$0.00
Owner's age 76	$18.36	$0.00

EXAMPLE 4

Contract Value:	$115,000
Maximum Anniversary Value Death Benefit value:	$115,000
Net Amount at Risk for Maximum Anniversary Value Death Benefit	$0

	Maximum Anniversary Value Death Benefit
	CoverPay Fee	ValuPay Fee
Owner's age 56	$19.19	$0.00
Owner's age 76	$19.19	$0.00

Asset Allocation Models

        For Contracts issued on or after December 1, 2008, the Asset Allocation Models described on page 22 of the Prospectus are not available. Please disregard all references in the Prospectus to the Asset Allocation Models or the Model Portfolios.

SecurePay Investment Restrictions

        For Contracts issued on or after December 1, 2008, the Allocation Guidelines and Restrictions under the SecurePay rider have changed from those described in the Prospectus. Instead of requiring that you allocate your Contract Value in accordance with a model allocation portfolio, you will be required to allocate your Contract Value among three Investment Categories, as described below. We believe this will give you more freedom in structuring your investment allocations. Please replace the discussion of the SecurePay Allocation Guidelines and Restrictions on pages 45 and 46 of the Prospectus with the following.

        If you select the SecurePay rider, you must allocate your Contract Value and Purchase Payments among the three categories of Sub-Accounts listed below, or you may allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with these Allocation Guidelines and Restrictions.

        The following SecurePay Allocation Guidelines and Restrictions specify the minimum and maximum percentages of your Contract Value that must be allocated to each category for you to remain eligible for benefits under the SecurePay rider. You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each category, but the total investment for all Sub-Accounts in a category must comply with the specified minimum or maximum percentages for that category.

        If you desire to change your allocation percentages, you may submit new allocation instructions to us in writing. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that does not satisfy the Allocation Guidelines and Restrictions (a "Prohibited Allocation Instruction"), we will terminate your SecurePay rider. For example, if you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value. If we terminate your SecurePay rider due to a Prohibited Allocation Instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

        In general, the Allocation Guidelines and Restrictions focus on investment strategies that:

  •
  include conservative, high quality bond funds;

  •
  combine bond funds and growth stock funds; or

  •
  emphasize growth stock funds while including a significant weighting of bond funds.

        Each of these required allocations seeks to provide income and/or capital appreciation while avoiding excessive risk. These Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

        NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Category 1
Minimum Allocation: 35%
Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond Franklin US Government Lord Abbett Bond Debenture	Oppenheimer Money Fund Oppenheimer Strategic Bond Van Kampen Government

Category 2
Minimum Allocation: 0%
Maximum Allocation: 65%

American Asset Allocation
Fidelity Income
Fidelity VIP Equity Income
Fidelity VIP Freedom Fund 2015
Fidelity VIP Freedom Funds 2020
Fidelity VIP Index 500
Franklin Rising Dividends
Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs Structured US Equity
Lord Abbett America's Value	Lord Abbett Growth and Income
Lord Abbett Large Cap Core
MFS Investors Growth Stock
MFS Investors Trust
MFS Total Return
Mutual Shares
Oppenheimer Main Street
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen UIF Equity and Income

Category 3
Minimum Allocation: 0%
Maximum Allocation: 30%

Fidelity VIP Contrafund
Fidelity VIP Growth
Fidelity VIP Mid Cap
Franklin Flex Cap Growth
Franklin Small-Mid Cap Growth
Goldman Sachs Strategic Intl. Equity
Goldman Sachs Structured Small Cap Equity
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Mid-Cap Value
MFS Growth
MFS New Discovery
MFS Research	MFS Utilities
Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer MidCap
Templeton Foreign
Templeton Global Income
Templeton Growth
Van Kampen Capital Growth
Van Kampen Enterprise
Van Kampen Mid Cap Growth
Van Kampen UIF Global Real Estate
Van Kampen UIF International Growth

         Changes to the Allocation Guidelines and Restrictions.    We, in our sole discretion, determine whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We may change the list of Sub-Accounts in a category, change the number of categories, change the minimum or maximum percentages of Contract Value required or permitted within a category, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications any time we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you prior written notice of any change to the Allocation Guidelines and Restrictions.

        If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will apply the new Allocation Guidelines and Restrictions to additional Purchase Payments or to future transfers of Contract Value only (not including transfers made to reallocate your Contract Value under the portfolio rebalancing program). However, you will not be able to make additional Purchase Payments or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program). This means if you make additional Purchase Payments or transfers of Contract Value that do not meet the new Allocation Guidelines and Restrictions, we will automatically terminate your SecurePay rider, subject to your right to reinstate the rider within 30 days of termination. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

         Portfolio Rebalancing.    You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Contract Value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Contract Value annually. We will also rebalance your Contract Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing" in the Prospectus.)

        Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

        If you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

Supplement Dated December 1, 2008
to
Prospectus Dated May 1, 2008

For
Protective Rewards II NY Variable Annuity Contracts
Issued Before December 1, 2008

Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

        This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference. The changes outlined in this Supplement are only applicable for Contracts issued before December 1, 2008. These changes affect:

  •
  The Asset Allocation Models; and

  •
  The investment Allocation Guidelines and Restrictions for the SecurePay guaranteed lifetime withdrawal benefit rider.

Asset Allocation Models

        Effective December 1, 2008, the Asset Allocation Models described on page 22 of the Prospectus will no longer be available. However, if you have Contract Value in a Model Portfolio on December 1, 2008, your Contract Value and additional Purchase Payments will remain allocated in accordance with that model until you request a change in this allocation.

SecurePay Investment Restrictions

        Effective December 1, 2008, the Allocation Guidelines and Restrictions under the SecurePay rider have changed from those described in the Prospectus. Instead of requiring that you allocate your Contract Value in accordance with a model allocation portfolio, you will be required to allocate your Contract Value among three Investment Categories, as described below. We believe this will give you more freedom in structuring your investment allocations.

  •
  If you elect the SecurePay rider on or after December 1, 2008, your Contract Value must be allocated in accordance with the new Allocation Guidelines and Restrictions described below.

  •
  If you elected the SecurePay rider before December 1, 2008, your Contract Value and additional Purchase Payments will remain allocated in accordance with the applicable Model Portfolio until you request a change in this allocation. Once you request a change, your new allocation must satisfy the new Allocation Guidelines and Restrictions described below. If it does not, we will consider your allocation to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider

         New Allocation Guidelines and Restrictions.    If you select the SecurePay rider, you must allocate your Contract Value and Purchase Payments among the three categories of Sub-Accounts listed below, or you may allocate your Purchase Payments to the dollar cost averaging ("DCA") Fixed Account(s), provided that transfers from the DCA Fixed Account are allocated to the Sub-Accounts in accordance with these Allocation Guidelines and Restrictions.

        The following SecurePay Allocation Guidelines and Restrictions specify the minimum and maximum percentages of your Contract Value that must be allocated to each category for you to remain eligible for benefits under the SecurePay rider. You can select the percentage of Contract Value to allocate to individual Sub-Accounts within each category, but the total investment for all Sub-Accounts in a category must comply with the specified minimum or maximum percentages for that category.

        If you desire to change your allocation percentages, you may submit new allocation instructions to us in writing. If you instruct us to allocate Purchase Payments or Contract Value, or to take withdrawals or partial surrenders, in a manner that does not satisfy the Allocation Guidelines and Restrictions (a "Prohibited Allocation Instruction"), we will terminate your SecurePay rider. For example, if you instruct us to transfer 40% of your Contract Value to the Fidelity VIP Contrafund Sub-Account, we will consider this to be a Prohibited Allocation Instruction because the maximum allocation you may make to the Sub-Accounts in Category 3 is 30% of your Contract Value. If we terminate your SecurePay rider due to a Prohibited Allocation Instruction, you may reinstate the rider subject to certain conditions. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

        In general, the Allocation Guidelines and Restrictions focus on investment strategies that:

  •
  include conservative, high quality bond funds;

  •
  combine bond funds and growth stock funds; or

  •
  emphasize growth stock funds while including a significant weighting of bond funds.

        Each of these required allocations seeks to provide income and/or capital appreciation while avoiding excessive risk. These Allocation Guidelines and Restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives.

        NOTE: You may not allocate any of your Purchase Payments or Contract Value to the Fixed Account.

Category 1
Minimum Allocation: 35%
Maximum Allocation: 100%

Fidelity VIP Investment Grade Bond Franklin US Government Lord Abbett Bond Debenture	Oppenheimer Money Fund Oppenheimer Strategic Bond Van Kampen Government

Category 2
Minimum Allocation: 0%
Maximum Allocation: 65%

Fidelity VIP Freedom Fund 2015
Franklin Income
MFS Total Return
American Asset Allocation
Fidelity VIP Equity Income
Fidelity VIP Freedom Funds 2020
Fidelity VIP Index 500
Franklin Rising Dividends
Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs Structured US Equity	Lord Abbett America's Value
Lord Abbett Growth and Income
Lord Abbett Large Cap Core
MFS Investors Growth Stock
MFS Investors Trust
Mutual Shares
Oppenheimer Main Street
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen UIF Equity and Income

2

Category 3
Minimum Allocation: 0%
Maximum Allocation: 30%

Fidelity VIP Contrafund
Fidelity VIP Growth
Fidelity VIP Mid Cap
Franklin Flex Cap Growth
Franklin Small-Mid Cap Growth
Goldman Sachs Strategic Intl. Equity
Goldman Sachs Structured Small Cap Equity
Lord Abbett Growth Opportunities
Lord Abbett International
Lord Abbett Mid-Cap Value
MFS Growth
MFS New Discovery
MFS Research	MFS Utilities
Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer MidCap
Templeton Foreign
Templeton Global Income
Templeton Growth
Van Kampen Mid Cap Growth
Van Kampen Enterprise
Van Kampen Capital Growth
Van Kampen UIF Global Real Estate
Van Kampen UIF International Growth

         Changes to the Allocation Guidelines and Restrictions.    We, in our sole discretion, determine whether a Sub-Account is classified as Category 1, Category 2, or Category 3. We may change the list of Sub-Accounts in a category, change the number of categories, change the minimum or maximum percentages of Contract Value required or permitted within a category, or change the investment options that are or are not available to you, at any time, in our sole discretion. We may make such modifications any time we believe the modifications are necessary to protect our ability to provide the guarantees under the SecurePay rider. We will provide you prior written notice of any change to the Allocation Guidelines and Restrictions.

        If you receive notice of a change to the Allocation Guidelines and Restrictions, you are not required to take any action. We will apply the new Allocation Guidelines and Restrictions to additional Purchase Payments or to future transfers of Contract Value only (not including transfers made to reallocate your Contract Value under the portfolio rebalancing program). However, you will not be able to make additional Purchase Payments or transfers of Contract Value until your current allocation instructions meet the Allocation Guidelines and Restrictions in effect at that time (although you will still be required to participate in the portfolio rebalancing program). This means if you make additional Purchase Payments or transfers of Contract Value that do not meet the new Allocation Guidelines and Restrictions, we will automatically terminate your SecurePay rider, subject to your right to reinstate the rider within 30 days of termination. See "Reinstating the SecurePay Rider Within 30 Days of Termination" in the Prospectus.

         Portfolio Rebalancing.    You must elect portfolio rebalancing if you select the SecurePay rider. Under this program, we will "re-balance" your Contract Value based on your allocation instructions in effect at the time of the rebalancing. You may specify rebalancing on a quarterly, semi-annual, or annual basis. If you do not specify the period, we will rebalance your Contract Value annually. We will also rebalance your Contract Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions. (See "Portfolio Rebalancing" in the Prospectus.)

        Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

        If you terminate the rebalancing of your Contract Value, we will consider this to be a Prohibited Allocation Instruction and we will terminate your SecurePay rider.

3

 EXPLANATORY COMMENT

        The prospectus and the statement of additional information included in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-146508 and 811-8537) filed on April 30, 2008 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

 PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

(a)
Financial Statements:

        All required financial statements are included in Part A and Part B of this Registration Statement.

(b)
Exhibits:

1.	Resolution of the Board of Directors of Protective Life and Annuity Insurance Company (formerly American Foundation Life Company) authorizing establishment of the Variable Annuity Account A of Protective Life(1)
2.	Not applicable
3.	(a)	Form of Underwriting Agreement among Protective Life and Annuity Insurance Company, Investment Distributors, Inc. and the Variable Annuity Account A of Protective Life(1)
	(b)	Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(1)
4.	(a)	Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(15)
	(b)	Guaranteed Account Endorsement(15)
	(c)	Return of Purchase Payments Death Benefit Rider(15)
	(d)	Maximum Anniversary Value Death Benefit Rider(15)
	(e)	Net Amount at Risk Fee Endorsement(15)
	(f)	Annuitization Bonus Endorsement(15)
	(g)	Benefit Based Fee Endorsement(15)
	(h)	Traditional Individual Retirement Annuity (IRA) Endorsement(15)
	(i)	Roth Individual Retirement Annuity (IRA) Endorsement(15)
	(j)	Tax Sheltered Annuity (TSA) Endorsement(15)
	(k)	Qualified Retirement Plan Endorsement(15)
	(l)	Form of Guaranteed Minimum Withdrawal Benefit Rider(15)
	(m)	Form of Enhanced GMWB Withdrawal Percentages for Certain Medical Conditions Endorsement(15)
	(n)	Waiver of Surrender Charge Endorsement(15)
	(o)	Contract Value Annual Bonus Endorsement(15)
	(p)	Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(16)
	(q)	Guaranteed Minimum Accumulation Benefit Rider(16)
5.	(a)	Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(15)
	(b)	Form of Revised Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract.(17)
6.	(a)	Charter of Protective Life and Annuity Insurance Company.(1)
	(b)	By-Laws of Protective Life and Annuity Insurance Company.(1)
7.	Not applicable
8.	(a)	Form of Participation Agreement (Oppenheimer Variable Account Funds)(6)
	(b)	Form of Participation Agreement (MFS Variable Insurance Trust)(6)
	(c)	Form of Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(6)
	(d)	Form of Participation Agreement (Van Eck Worldwide Insurance Trust)(7)
	(e)	Form of Participation Agreement (Van Kampen Life Investment Trust)(8)
	(f)	Form of Participation Agreement (Lord Abbett Series Fund)(9)
	(g)	Form of Participation Agreement for Class II Shares (Van Kampen)(10)
	(h)	Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(10)

	(i)	Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(10)
	(j)	Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(10)
	(k)	Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(11)
	(l)	Form of Participation Agreement (Fidelity® Variable Insurance Products)(12)
	(m)	Form of Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(13)
	(n)	Form of Rule 22c-2 Shareholder Information Agreement (Calvert Group)(14)
	(o)	Form of Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(14)
	(p)	Form of Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(14)
	(q)	Form of Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(14)
	(r)	Form of Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(14)
	(s)	Form of Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(14)
	(t)	Form of Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(14)
	(u)	Form of Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(14)
	(v)	Form of Rule 22c-2 Shareholder Information Agreement (Van Eck Worldwide Insurance Trust)(14)
	(w)	Form of Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(14)
9.	Opinion and Consent of Max Berueffy, Esq.(5)
10.	(a)	Consent of Sutherland, Asbill & Brennan, LLP
	(b)	Consent of Pricewaterhouse Coopers
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of attorney

  (1)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 333-41577) filed with the Commission on April 15, 1998.
  (2)
  Incorporated herein by reference to Post-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-41577) filed with the Commission on April 30, 1999.
  (3)
  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-41577), filed with the Commission on April 20, 2000.
  (4)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-76952), filed with the Commission on April 22, 2002.
  (5)
  Incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-146508), filed with the Commission on October 4, 2007.
  (6)
  Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 30, 1997.
  (7)
  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-60149) filed with the Commission on October 26, 1998.
  (8)
  Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 20, 2000.
  (9)
  Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-94047) filed with the Commission on April 25, 2002.
  (10)
  Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047) filed with the Commission on April 30, 2003.

  (11)
  Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.
  (12)
  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.
  (13)
  Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813) filed with the Commission on April 28, 2006.
  (14)
  Incorporated herein by reference to the Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 27, 2007.
  (15)
  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-146508) filed with the Commission on December 19, 2007.
  (16)
  Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-146508) filed with the Commission on March 25, 2008.
  (17)
  Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-145621) filed with the Commission on November 24, 2008.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Director
Wayne E. Stuenkel	President, Chief Actuary, Illustration Actuary, and Director
Richard J. Bielen	Vice Chairman, Chief Financial Officer, and Director
Carolyn Johnson	Executive Vice President and Chief Operating Officer
Deborah J. Long	Executive Vice President, General Counsel, and Secretary
Carl S. Thigpen	Executive Vice President, Chief Investment Officer,
Steven G. Walker	Senior Vice President, Chief Accounting Officer and Controller
Carolyn King	Senior Vice President, Acquisitions and Corporate Development
John B. Deremo	Senior Vice President and Chief Distribution Officer
Brent Griggs	Senior Vice President, Asset Protection
Kevin J. Howard	Senior Vice President, Chief Product Actuary LAD, Certifying and Compliance Officer for Illustrations

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.    Persons Controlled by or Under Common Control With the Depositor and Registrant.

        The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2007 (File No. 1-11339) filed with the Commission on February 29, 2008.

Item 27.    Number of Contractowners.

        As of October 31, 2008, there were two contract owners of ProtectiveRewards II NY individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28.    Indemnification of Directors and Officers.

        Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

        In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter.

  (a)
  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Protective Variable Annuity Separate Account, and Protective Acquired Variable Annuity Separate Account.

  (b)
  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, New Business Operations Life and Annuity Division
Kevin B. Borie	Director	Vice President and Chief Valuation Actuary, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Second Vice President, LCC Commissions
Cindy McGill	Assistant Secretary	Director II, Life and Annuity Division and Assistant Secretary
Gary Carroll	Assistant Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II
Thomas R. Barrett	Chief Financial Officer and Director	Director, Operational Accounting, Life and Annuity Division
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division
Steve M. Callaway	Chief Compliance Officer	Senior Associate Counsel, Primary Intelligence/Information Office NY-DOI

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)
The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.    Location of Accounts and Records.

        All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life and Annuity Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.    Management Services.

        All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings.

  (a)
  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

  (b)
  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

  (c)
  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  (d)
  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  (e)
  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on November 21, 2008.

VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
By:	/s/ WAYNE E. STUENKEL Wayne E. Stuenkel, President Protective Life and Annuity Insurance Company
PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY
By:	/s/ WAYNE E. STUENKEL Wayne E. Stuenkel, President Protective Life and Annuity Insurance Company

        As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ JOHN D. JOHNS John D. Johns	Director	November 21, 2008
/s/ WAYNE E. STUENKEL Wayne E. Stuenkel	President, Chief Actuary and Director (Principal Executive Officer)	November 21, 2008
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	November 21, 2008
* Steven G. Walker	Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	November 21, 2008

*By:	/s/ MAX BERUEFFY Max Berueffy Attorney-in-fact	November 21, 2008

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PART A
INFORMATION REQUIRED TO BE IN THE PROSPECTUS
Supplement Dated December 1, 2008 to Prospectus Dated May 1, 2008 For Protective Rewards II NY Variable Annuity Contracts Issued On or After December 1, 2008 Issued by Protective Life and Annuity Insurance Company Variable Annuity Account A of Protective Life
Changes in Death Benefits
PERIODIC CHARGES (other than Fund expenses)
Example of Charges
Asset Allocation Models
SecurePay Investment Restrictions
EXPLANATORY COMMENT
PART C OTHER INFORMATION
SIGNATURES